Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Variable Interest Entity [Line Items]
Cash	$ 121,531			¥ 154,156	¥ 787,257	$ 31,861	¥ 206,391	¥ 270,077
Inventories	51,614				334,347		242,978
Advances to suppliers	5,352				34,668		49,740
Amounts due from related parties	5,799				37,565		15,149
Prepayments and other current assets	17,309				112,122		37,897
Property and equipment, net	9,140				59,208		30,223
Other non-current assets	2,135				13,830		2,441
TOTAL ASSETS	291,637				1,889,173		872,514
Accounts payable	70,625				457,493		300,007
Other current liabilities	23,288				150,859		66,786
TOTAL LIABILITIES	101,068				654,702		393,458
Net revenues	401,131	¥ 2,598,443	¥ 1,584,420	1,521,836
Operating expenses	399,826	2,589,992	1,641,276	1,562,821
Net loss	3,493	22,621	(59,814)	(37,771)
Net cash provided by operating activities	341	2,202	(66,488)	(3,290)
Net cash used in investing activities	(19,598)	(126,949)	(30,545)	(63,481)
Net cash provided by financing activities	$ 106,169	687,743	151,104	¥ (48,774)
Shanghai Zunyi [Member]
Variable Interest Entity [Line Items]
Cash					5,269		3,803
Inventories					50,394		23,669
Advances to suppliers					646		¥ 1,061
Amounts due from related parties					15,741
Prepayments and other current assets					9,410		¥ 3,813
Property and equipment, net					42		¥ 108
Other non-current assets					115
TOTAL ASSETS					81,617		¥ 32,454
Accounts payable					1,783		569
Other current liabilities					45,078		3,678
TOTAL LIABILITIES					¥ 46,861		¥ 4,247
Net revenues		92,983	21,038
Operating expenses		123,284	32,095
Net loss		(30,301)	(11,057)
Net cash provided by operating activities		1,573	3,911
Net cash used in investing activities		¥ (107)	¥ (118)
Net cash provided by financing activities